Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,966	$ 4,347
Prepaid expenses		10
Total current assets	1,966	4,357
Total assets	1,966	4,357
Current liabilities
Other payables and accrued expenses (Note 6)	146	194
Total current liabilities	146	194
Shareholders' equity
Ordinary shares of NIS 1.0 par value (5,000,000 shares authorized, 2,780,707 shares issued and 1,255,640 shares outstanding as of December 31, 2017 and 2,690,857 shares outstanding as of December 31, 2016)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(145,043)	(144,853)
Total shareholders' equity before reduction of treasury stock	13,858	14,048
Treasury stock, at cost: 1,525,067 shares as of December 31, 2017 and 89,850 shares as of December 31, 2016	(12,038)	(9,885)
Total shareholders' equity	1,820	4,163
Total liabilities and shareholders' equity	$ 1,966	$ 4,357